ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Components of accrued expenses

(in thousands of $)	2021	2020
Interest expense	(66,726)	(52,600)
Administrative expenses	(12,463)	(13,078)
Vessel operating and drydocking expenses	(12,378)	(23,334)
Current tax payable	(1,288)	(345)
	(92,855)	(89,357)